Other Income - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jun. 05, 2013 Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan") CNY	Dec. 31, 2013 Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan") USD ($)	Dec. 31, 2013 Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan") CNY
Other Income Expense [Line Items]
Percentage of equity interest sold							100.00%
Proceeds from disposal of a subsidiary	$ 1	4					750
Gain on disposal of a subsidiary	2,367	14,332						2,367	14,332
Liabilities	24,507	148,371		57,988			15,082
Unrecognized tax benefits	$ 1,196	7,239	$ 3,398	20,570	25,262	19,563	13,374